UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 3762

Smith Barney Aggressive Growth Fund Inc.

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

c/o Citigroup Asset Management

300 First Stamford Place, 4th Floor

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: August 31

Date of reporting period: May 31, 2005

ITEM 1.	SCHEDULE OF INVESTMENTS

SMITH BARNEY AGGRESSIVE GROWTH FUND INC.

FORM N-Q

MAY 31, 2005

Smith Barney Aggressive Growth Fund Inc.

Schedule of Investments (unaudited)	May 31, 2005

Shares	Security	Value
COMMON STOCKS — 99.7%
CONSUMER DISCRETIONARY — 15.7%
Media — 15.4%
7,850,000	Cablevision Systems Corp., NY Group, Class A Shares *	$200,803,000
1,394,000	Comcast Corp., Class A Shares *	44,886,800
11,500,000	Comcast Corp., Special Class A Shares *	363,860,000
19,545	DreamWorks Animation SKG, Inc., Class A Shares *	574,623
17,000,000	Liberty Media Corp., Class A Shares *	176,630,000
850,000	Liberty Media International, Inc., Class A Shares *	35,623,500
15,000,000	Time Warner, Inc. *	261,000,000
1,736,000	Viacom, Inc., Class B Shares	59,527,440
5,500,000	Walt Disney Co.	150,920,000
1,100,000	World Wrestling Entertainment, Inc.	11,924,000

		1,305,749,363

Specialty Retail — 0.3%
2,907,200	Charming Shoppes, Inc. *	26,252,016

	TOTAL CONSUMER DISCRETIONARY	1,332,001,379

ENERGY — 12.7%
Energy Equipment & Services — 5.9%
1,447,500	Core Laboratories NV *	36,332,250
5,099,700	Grant Prideco, Inc. *	122,494,794
6,400,000	Weatherford International Ltd. *	336,448,000

		495,275,044

Oil, Gas & Consumable Fuels — 6.8%
7,600,000	Anadarko Petroleum Corp.	575,320,000
55,930	Bill Barrett Corp. *	1,703,069

		577,023,069

	TOTAL ENERGY	1,072,298,113

EXCHANGE-TRADED — 2.2%
5,000,000	Nasdaq-100 Index Tracking Stock	190,400,000

FINANCIALS — 13.2%
Capital Markets — 0.0%
27,637	National Financial Partners Corp.	1,056,839

Commercial Banks — 2.3%
4,500,000	Astoria Financial Corp.	123,930,000
4,000,000	New York Community Bancorp, Inc.	72,880,000

		196,810,000

Diversified Financial Services — 10.9%
897,100	CIT Group, Inc.	38,054,982
1,160,800	Cohen & Steers, Inc.	20,697,064
30,000	Goldman Sachs Group, Inc.	2,925,000
6,738,998	Lehman Brothers Holdings, Inc.	621,335,615
4,400,000	Merrill Lynch & Co., Inc.	238,744,000

		921,756,661

	TOTAL FINANCIALS	1,119,623,500

HEALTH CARE — 37.0%
Biotechnology — 19.1%
200,000	Albany Molecular Research, Inc. *	2,382,000
1,550,000	Alkermes, Inc. *	17,980,000
6,090,200	Amgen, Inc. *	381,124,716
599,500	AP Pharma, Inc. *	959,200
7,000,000	Biogen Idec, Inc. *	273,700,000
200,000	Bioveris Corp. *	1,018,000
1,732,725	CancerVax Corp. *	5,163,521

See Notes to Schedule of Investments.

1

Smith Barney Aggressive Growth Fund Inc.

Schedule of Investments (unaudited) (continued)	May 31, 2005

Shares	Security	Value
Biotechnology — 19.1% (continued)
7,350,000	Chiron Corp. *	$275,919,000
532,000	Genentech, Inc. *	42,161,000
5,946,811	Genzyme Corp. *	371,021,538
4,600,000	ImClone Systems, Inc. *	152,444,000
1,050,000	Isis Pharmaceuticals, Inc. *	3,843,000
6,040,000	Millennium Pharmaceuticals, Inc. *	50,554,800
880,000	Nabi Biopharmaceuticals *	10,815,200
750,000	Nanogen, Inc. *	3,060,000
1,900,000	Vertex Pharmaceuticals, Inc. *	26,448,000
620,665	ViaCell, Inc. *	4,667,401

		1,623,261,376

Health Care Equipment & Supplies — 0.6%
864,400	Biosite, Inc. *	47,291,324
87,500	Cytyc Corp. *	2,048,375

		49,339,699

Health Care Providers & Services — 9.9%
17,269,600	UnitedHealth Group, Inc.	838,957,168

Pharmaceuticals — 7.4%
8,000,000	Forest Laboratories, Inc. *	308,640,000
2,156,000	Johnson & Johnson	144,667,600
5,150,000	King Pharmaceuticals, Inc. *	48,719,000
768,303	Pfizer, Inc.	21,435,654
800,520	Teva Pharmaceutical Industries Ltd., Sponsored ADR	26,713,352
3,600,000	Valeant Pharmaceuticals International	74,268,000

		624,443,606

	TOTAL HEALTH CARE	3,136,001,849

INDUSTRIALS — 6.7%
Aerospace & Defense — 2.6%
3,179,475	L-3 Communications Holdings, Inc.	225,043,240

Commercial Services & Supplies — 0.0%
26,445	Cogent, Inc. *	530,487

Industrial Conglomerates — 3.1%
9,025,000	Tyco International Ltd.	261,093,250

Machinery — 1.0%
2,790,500	Pall Corp.	81,454,695

	TOTAL INDUSTRIALS	568,121,672

INFORMATION TECHNOLOGY — 12.2%
Communications Equipment — 2.5%
3,175,000	C-COR, Inc. *	21,844,000
7,500,000	Motorola, Inc.	130,275,000
675,072	Nokia OYJ	11,371,403
2,924,928	Nokia OYJ, Sponsored ADR	49,314,286

		212,804,689

Computers & Peripherals — 1.8%
350,000	LaserCard Corp. *	2,100,000
8,595,000	Maxtor Corp. *	47,186,550
6,150,000	Quantum Corp. *	15,990,000
3,300,000	SanDisk Corp. *	86,097,000

		151,373,550

Electronic Equipment & Instruments — 1.4%
3,000,000	Broadcom Corp., Class A Shares *	106,470,000
689,000	Excel Technology, Inc. *	17,259,450

		123,729,450

See Notes to Schedule of Investments.

2

Smith Barney Aggressive Growth Fund Inc.

Schedule of Investments (unaudited) (continued)	May 31, 2005

Shares	Security	Value
Semiconductors & Semiconductor Equipment — 5.2%
1,050,000	Cabot Microelectronics Corp. *	$32,896,500
3,720,000	Cirrus Logic, Inc. *	19,269,600
1,000,000	Cree, Inc. *	30,040,000
1,270,000	DSP Group, Inc. *	29,870,400
828,112	Freescale Semiconductor, Inc., Class B Shares *	16,727,862
3,280,000	Intel Corp.	88,330,400
13,750,000	Micron Technology, Inc. *	150,975,000
4,000,000	RF Micro Devices, Inc. *	18,600,000
630,000	Standard Microsystems Corp. *	10,243,800
3,230,683	Teradyne, Inc. *	42,031,186

		438,984,748

Software — 1.3%
1,100,000	Advent Software, Inc. *	22,066,000
1,350,000	Autodesk, Inc.	53,433,000
680,800	Microsoft Corp.	17,564,640
785,500	RSA Security, Inc. *	9,661,650
650,000	Verity, Inc. *	5,544,500

		108,269,790

	TOTAL INFORMATION TECHNOLOGY	1,035,162,227

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $6,648,099,885)	8,453,608,740

Face Amount
SHORT-TERM INVESTMENT — 0.0%
Repurchase Agreement — 0.0%
$2,213,000	Interest in $597,142,000 joint tri-party repurchase agreement dated 5/31/05 with Deutche Bank Securites, Inc., 3.050% due 6/1/05; Proceeds at maturity- $2,213,187; (Fully collateralized by various U.S. government agency obligations, 0.000% to 17.048% due 5/23/07 to 5/15/35; Market value - $2,257,261) (Cost — $2,213,000)	2,213,000

	TOTAL INVESTMENTS — 99.7% (Cost — $6,650,312,885#)	8,455,821,740

	Other Assets In Excess of Liabilities — 0.3%	23,089,421

	TOTAL NET ASSETS — 100.0%	$8,478,911,161

*	Non-income producing security.

#	Aggregate cost for Federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR - American Depositary Receipt

See Notes to Schedule of Investments.

3

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

The Smith Barney Aggressive Growth Fund Inc. (the “Fund”), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company.

The following are significant accounting policies consistently followed by the Fund. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian takes possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At May 31, 2005, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

Gross unrealized appreciation	$3,043,016,741
Gross unrealized depreciation	$(1,237,507,886)

Net unrealized appreciation	$1,805,508,855

4

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Smith Barney Aggressive Growth Fund Inc.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date July 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date July 28, 2005

By	/s/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date July 28, 2005